Reconciliation of the U.S. Statutory Tax Rate to Our Effective Income Tax Rate for Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012		Dec. 30, 2011
Income Tax Disclosure [Abstract]
U.S. statutory tax rate	35.00%		35.00%		35.00%
U.S. state income taxes, net of U.S. federal tax benefit	2.60%		2.60%		2.30%
Nondeductible expenses	0.50%		0.30%		1.80%
Non-U.S. income	(5.70%)		(3.90%)		(0.90%)
Change in valuation allowance (1)	0.30%	[1]	(0.20%)	[1]	8.90%	[1]
Tax credits	(0.40%)		(0.40%)		(1.00%)
Other, net	(2.10%)		(0.70%)		(1.70%)
Effective rate	30.20%		32.70%		44.40%

[1]	Primarily for the 2011 additional impairment of certain deferred tax assets transferred to MVW, as discussed earlier in this footnote.